ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated September 8, 2017,
 to the Prospectus dated May 1, 2017

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The Performance Bar Chart and Table and the Average Annual Total Returns chart on page 8 of the prospectus, reflecting the performance and the returns for the AZL® MVP BlackRock Global Strategy Plus Fund, is replaced with the following:

Calendar Year Total Return
Annual Return %
60.00
40.00
20.00
0.00
-20.00
-40.00
-60.00
-80.00
14.08%
2.18%
-1.57%
3.34%
2013
2014
2015
2016

Average Annual Total Returns
	One Year Ended December 31, 2016	Since Inception (1/10/2012)
AZL® MVP BlackRock Global Strategy Plus Fund	3.34%	4.84%
FTSE World Index*	8.65%	9.94%
S&P 500 Index*	11.96%	14.10%
FTSE World ex U.S. Index*	4.82%	5.63%
BofA Merrill Lynch 5-Year U.S. Treasury Bond Index*	0.54%	0.96%
Citigroup (Non-USD) World Government Bond Index*	1.81%	-1.78%
Reference Benchmark*	5.22%	5.37%
*	Reflects no deduction for fees, expenses, or taxes.

*   *   *   *   *

AZL-004-0517